Income Tax (Details 1)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	21.00%	21.00%
Tax at state rate net of federal benefit	2.00%	2.00%
Change in valuation allowance	23.00%	23.00%
Provision for taxes	0.00%	0.00%